SUPPLEMENT TO THE CLASS A, CLASS B AND CLASS C PROSPECTUS OF WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (the "Funds")

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE CLASS A, CLASS B AND CLASS C PROSPECTUS OF WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (the "Funds")

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo Advantage Dow Jones Target Today Fund

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2010 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2020 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2030 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2040 Fund)

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 12, 2012
Registrant Name	dei_EntityRegistrantName	Wells Fargo Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 12, 2012
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE CLASS A, CLASS B AND CLASS C PROSPECTUS OF WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (the "Funds")
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Wells Fargo Advantage Dow Jones Target Today Fund
Risk/Return:	rr_RiskReturnAbstract
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2010 Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2020 Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2030 Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Dow Jones Target 2040 Fund)
Risk/Return:	rr_RiskReturnAbstract
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

Effective May 31, 2013, the Adviser has committed through June 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver as follows:

Fund	Class A	Class B	Class C
Target Today	0.81%	1.56%	1.56%
Target 2010	0.83%	1.58%	1.58%
Target 2020	0.86%	1.61%	1.61%
Target 2030	0.87%	1.62%	1.62%
Target 2040	0.88%	1.63%	1.63%

Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After June 30, 2014, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.